Trade receivables and others (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables and others

(in thousands of euro)	June 30, 2023	December 31, 2022

Other receivables	109	61
Research tax credit(1)	43,936	25,904
Other tax credits	395	361
Prepaid expenses (2)	3,328	4,672
VAT refund	1,717	1,614
Trade account receivables (3)	2,934	3,080
Prepayments made to suppliers	3,146	2,652
Receivables and others	55,566	38,345
Research tax credit(1)	—	13,018
Prepaid expenses (2)	880	1,081
Receivables and others - non-current	880	14,099
Trade receivables and others	56,446	52,445

(1) The Research tax credit is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of €43,936 thousand recognized in current receivables corresponds to the CIR for the 2019, 2020 and 2022 tax year as well as the first half of 2023. Following the fact that the Company no longer met the eligibility criteria for the SME status as of December 31, 2019, the CIR for the 2019 and 2020 tax years represented a non-current receivable which will in principle be offset against the French corporate income tax due by the Company with respect to the three following years, or refunded if necessary upon expiry of such a period. Since December 31, 2020, the Company met again the eligibility criteria for the SME status. As such, it was eligible for the early repayment by the French treasury of the 2021 Research Tax Credit for an amount of €10,302 thousand in 2022 and also the 2022 Research Tax Credit for an amount of €9,167 thousand. These amounts was received by the Company on November 16,2022 and July 21, 2023, respectively. The Company is also eligible for a CIR refund in 2023 in respect to the 2019 tax year for an amount of €16,737 thousand, given the expiry of the three-year period. This amount had not yet been received by the Company as of June 30, 2023. In addition, the Company has also classified as a current receivable the CIR in respect of the 2020 tax year for an amount of €13,018 thousand , which is due to expire on December 31, 2023, and the CIR of the first half of 2023 for an amount of €5,014 thousand which is eligible for an early repayment.
(2) As of June 30,2023, the prepaid expenses includes include an amount of €1,131 thousand relating to the guarantee fees in line with the two State Guaranteed Loans from Société Générale and BNP Paribas. Following the extension of these two loans repayment for an additional period, the full amount of the guarantee fee over the additional five-year period has been recognized as an operating expense in 2022. As of June 30, 2023, an adjustment is made through the prepaid accounts to reflect the fact that the expenses are related to the fiscal year (see note 9).
(3) As of June 30,2023, the amount is mainly comprises of the receivable from Sanofi for an amount of €2,400 thousand pursuant to the collaboration and licensing agreement signed in 2016 and the following the first patient dosing in a Phase 1/2 clinical trial evaluating IPH6401/SAR'514 in June 2023. This amount was received by the Company on July 21, 2023.